Vanguard International Explorer Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (96.6%)
Australia (4.0%)
	Steadfast Group Ltd.	5,336,301	12,801
	Iluka Resources Ltd.	1,605,967	10,421
	James Hardie Industries plc	368,570	7,607
*	NEXTDC Ltd.	922,001	7,463
	Link Administration Holdings Ltd.	2,545,100	7,228
	Bravura Solutions Ltd.	2,379,496	7,098
	IPH Ltd.	1,303,200	6,906
	AUB Group Ltd.	704,131	6,575
	Challenger Ltd.	1,878,100	5,791
	Ansell Ltd.	200,767	5,512
^	Bingo Industries Ltd.	3,780,423	5,194
	oOh!media Ltd.	6,253,945	3,299
*	Nufarm Ltd.	1,042,982	2,985
	NRW Holdings Ltd.	2,004,769	2,617
	Costa Group Holdings Ltd.	930,580	1,977
	Northern Star Resources Ltd.	81,405	924
	Altium Ltd.	25,411	594
	Orora Ltd.	329,436	539
	Evolution Mining Ltd.	101,264	433
	Seven Group Holdings Ltd.	33,303	403
	Mineral Resources Ltd.	21,831	402
	Reliance Worldwide Corp. Ltd.	129,499	246
	Beach Energy Ltd.	146,820	147
*	Tyro Payments Ltd.	53,460	129
*	Karoon Energy Ltd.	236,194	120
	Whitehaven Coal Ltd.	110,015	109
			97,520
Austria (0.6%)
	Andritz AG	123,668	4,152
*	Wienerberger AG	153,243	3,527
*,^	Porr AG	181,074	2,946
	Schoeller-Bleckmann Oilfield Equipment AG	50,474	1,322
	Palfinger AG	45,700	1,254
*,1	BAWAG Group AG	19,652	721
			13,922
Belgium (1.3%)
*	Barco NV	1,078,926	21,256
*	Cie d'Entreprises CFE	88,196	5,600
	Warehouses De Pauw CVA	136,209	4,384
*	Argenx SE	998	230
			31,470
Brazil (0.4%)
	Afya Ltd. Class A	119,200	3,117
	Linx SA	586,500	2,972

	Odontoprev SA	853,200	2,260
*	StoneCo Ltd. Class A	26,293	1,254
*,1	Locaweb Servicos de Internet SA	58,400	536
	Totvs SA	56,500	280
	Braskem SA Preference Shares	62,700	274
	Cia de Saneamento do Parana	20,700	122
			10,815
Canada (0.1%)
*	EcoSynthetix Inc.	796,740	1,374
	Canacol Energy Ltd.	92,301	242
*	ERO Copper Corp.	16,522	199
			1,815
China (3.9%)
*,1	Tongcheng -Elong Holdings Ltd.	5,295,200	9,728
	Shenzhou International Group Holdings Ltd.	663,800	7,929
	Li Ning Co. Ltd.	2,381,500	7,676
	HUYA Inc. ADR	312,900	7,610
1	A-Living Services Co. Ltd. Class H	1,197,750	6,765
*	New Oriental Education & Technology Group Inc. ADR	42,007	5,889
	Haitian International Holdings Ltd.	2,547,000	5,860
*	Tencent Music Entertainment Group ADR	345,448	5,575
^,1	WuXi AppTec Co. Ltd. Class H	335,580	5,060
	Chinasoft International Ltd.	6,577,600	5,017
*	Zai Lab Ltd. ADR	64,753	4,928
*	51job Inc. ADR	59,238	4,021
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,512,000	3,850
	BEST Inc. ADR	908,700	3,826
	Huazhu Group Ltd. ADR	77,997	2,678
*,1	Wuxi Biologics Cayman Inc.	123,500	2,549
	AMVIG Holdings Ltd.	5,806,294	1,004
	Kingdee International Software Group Co. Ltd.	353,000	976
	Kingboard Holdings Ltd.	224,500	657
	China Longyuan Power Group Corp. Ltd. Class H	805,000	577
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,532,000	564
*	Niu Technologies ADR	17,775	374
*	Agora Inc. ADR	6,835	298
	Nexteer Automotive Group Ltd.	446,000	283
*	Hutchison China MediTech Ltd. ADR	9,579	260
*	Tongdao Liepin Group	60,400	140
*,1	China Literature Ltd.	7,400	49
			94,143
Denmark (2.3%)
*	Royal Unibrew A/S	288,405	29,177
	Topdanmark A/S	345,383	14,771
	SimCorp A/S	35,745	4,174
*,1	Netcompany Group A/S	42,479	3,070
*	Zealand Pharma A/S	48,901	1,716
	ROCKWOOL International A/S Class B	3,237	1,044
*	Ascendis Pharma A/S ADR	6,809	937
*	Sydbank A/S	27,469	522
			55,411
Finland (0.3%)
	Metso Outotec Oyj	957,342	6,178
*	Kojamo Oyj	39,457	981

	Kemira Oyj	25,009	331
			7,490
France (7.7%)
	Rubis SCA	760,949	35,896
	Teleperformance	86,211	25,231
	Trigano SA	168,813	19,268
	Orpea	111,000	14,161
	Nexity SA	374,172	12,743
	Kaufman & Broad SA	242,410	10,466
*	Ubisoft Entertainment SA	107,844	9,007
*	Soitec	75,384	8,936
*	ID Logistics Group	39,863	8,706
*,1	Maisons du Monde SA	410,731	6,289
	Solutions 30 SE	350,600	5,920
	Imerys SA	137,834	5,107
*	Elis SA	405,993	4,933
^	Tikehau Capital SCA	151,331	3,984
*,1	Smcp SA	787,848	3,414
	Gaztransport Et Technigaz SA	33,200	3,087
1	Elior Group SA	539,040	2,985
*	JCDecaux SA	151,142	2,557
	Ipsos	78,600	2,086
*	Innate Pharma SA	273,247	1,666
*	Criteo SA ADR	75,400	1,032
	Lisi	42,100	946
			188,420
Germany (7.8%)
*	HelloFresh SE	413,015	22,419
	Gerresheimer AG	187,846	21,610
	Grand City Properties SA	805,000	19,164
*,^	S&T AG	665,853	18,057
1	Befesa SA	394,897	15,924
	Deutsche Wohnen SE	268,782	13,078
	New Work SE	38,925	12,813
	Stabilus SA	254,027	12,786
	STRATEC SE	77,670	9,105
	MorphoSys AG	67,400	8,652
*	Aroundtown SA	1,328,228	7,998
*	CTS Eventim AG & Co. KGaA	184,315	7,317
	Stemmer Imaging AG	170,794	3,574
*	LEG Immobilien AG	25,121	3,503
	Nemetschek SE	44,100	3,233
	Bertrandt AG	62,371	2,324
	Cancom Se	37,349	2,246
*,^	Jumia Technologies AG ADR	134,391	2,091
1	Brockhaus Capital Management AG	39,600	1,523
	Siltronic AG	13,012	1,187
*	S&T AG	29,824	805
	Rheinmetall AG	6,440	609
	Aurubis AG	5,975	399
			190,417
Greece (0.0%)
	Hellenic Telecommunications Organization SA	38,857	572

Hong Kong (1.8%)
	Techtronic Industries Co. Ltd.	1,077,000	11,264

	ASM Pacific Technology Ltd.	959,000	10,825
	Hang Lung Properties Ltd.	2,555,000	6,268
	Johnson Electric Holdings Ltd.	3,223,625	5,933
	SUNeVision Holdings Ltd.	6,862,000	5,129
*	New Frontier Health Corp.	199,800	1,698
1	Crystal International Group Ltd.	5,465,500	1,184
	Minth Group Ltd.	142,000	423
	Singamas Container Holdings Ltd.	3,680,248	171
	Dah Sing Financial Holdings Ltd.	24,400	68
			42,963
Iceland (0.4%)
1	Marel HF	1,921,202	10,087

India (0.7%)
	Apollo Hospitals Enterprise Ltd.	335,884	7,532
	Gujarat Pipavav Port Ltd.	6,724,221	6,702
	Alembic Pharmaceuticals Ltd.	272,435	3,596
	Tube Investments of India Ltd.	10,743	73
			17,903
Indonesia (0.0%)
	Link Net Tbk PT	62,700	8

Ireland (2.1%)
	Dalata Hotel Group plc	5,193,641	15,953
	Flutter Entertainment plc	70,352	10,536
	Smurfit Kappa Group plc	282,443	9,542
	Kingspan Group plc	124,730	8,948
	Irish Continental Group plc	1,360,413	5,315
			50,294
Israel (0.1%)
	Caesarstone Ltd.	87,500	1,003
*	UroGen Pharma Ltd.	18,408	407
*	Delek Group Ltd.	707	16
			1,426
Italy (7.8%)
*	Cerved Group SPA	3,232,734	26,804
	Recordati SPA	417,994	22,451
	FinecoBank Banca Fineco SPA	1,375,800	20,056
*	Banca Generali SPA	559,499	16,738
*,1	doValue SPA	1,313,700	14,469
	Interpump Group SPA	427,415	14,055
	Amplifon SPA	361,300	12,369
*,1	Nexi SPA	652,589	11,724
*	Prada SpA	2,686,700	10,371
*,^	Salvatore Ferragamo SPA	566,841	7,632
	Reply SPA	73,165	6,732
*	Moncler SPA	142,448	5,507
*	Brunello Cucinelli SPA	145,547	4,239
*	Autogrill SPA	877,951	4,199
	Tamburi Investment Partners SPA	374,834	2,471
*,^,1 Ovs SpA		2,053,934	2,243
*,1	Piovan SPA	245,000	1,394
	Datalogic SPA	95,900	1,350
1	Infrastrutture Wireless Italiane SPA	122,564	1,237
	Italgas SPA	167,849	1,078
*,^	IMA Industria Macchine Automatiche SPA	11,773	938

* Credito Valtellinese SPA	61,889	458
Buzzi Unicem SPA	19,745	449
Piaggio & C SPA	136,654	383
* Credito Emiliano SPA	49,814	255
		189,602
Japan (24.6%)
Nippon Shinyaku Co. Ltd.	350,000	27,078
GMO internet Inc.	761,900	22,072
Disco Corp.	86,300	20,914
Kobe Bussan Co. Ltd.	280,200	17,390
SBI Holdings Inc.	750,400	15,801
Digital Garage Inc.	460,400	15,410
Zenkoku Hosho Co. Ltd.	402,200	14,057
Nabtesco Corp.	438,700	13,347
Sushiro Global Holdings Ltd.	600,000	12,725
Daifuku Co. Ltd.	133,500	12,165
Nifco Inc.	499,500	11,223
Koito Manufacturing Co. Ltd.	286,400	11,214
Sugi Holdings Co. Ltd.	146,600	10,593
OBIC Business Consultants Co. Ltd.	172,500	10,152
Sumitomo Forestry Co. Ltd.	889,700	9,947
Tsuruha Holdings Inc.	70,400	9,762
Nippon Densetsu Kogyo Co. Ltd.	482,400	9,739
Aica Kogyo Co. Ltd.	294,600	9,464
Katitas Co. Ltd.	410,000	9,379
Trusco Nakayama Corp.	382,100	9,001
Elecom Co. Ltd.	175,200	8,747
Ai Holdings Corp.	655,500	8,720
Toyo Tire Corp.	626,000	8,329
NEC Networks & System Integration Corp.	377,300	8,015
FP Corp.	91,200	7,381
en-japan Inc.	305,200	7,349
Kureha Corp.	177,600	7,327
Tri Chemical Laboratories Inc.	72,600	7,214
Harmonic Drive Systems Inc.	110,700	6,202
Tokyo Ohka Kogyo Co. Ltd.	112,780	5,966
Asahi Intecc Co. Ltd.	208,706	5,823
Daibiru Corp.	619,000	5,687
ABC-Mart Inc.	107,200	5,648
Systena Corp.	370,900	5,566
Kakaku.com Inc.	229,800	5,548
THK Co. Ltd.	234,000	5,513
Nippon Gas Co. Ltd.	114,700	5,384
Glory Ltd.	239,500	5,221
Alps Alpine Co. Ltd.	400,900	5,054
Miura Co. Ltd.	132,400	5,034
Kyudenko Corp.	168,130	4,765
Mani Inc.	185,400	4,735
Kissei Pharmaceutical Co. Ltd.	225,400	4,712
^ Aruhi Corp.	366,200	4,710
Asics Corp.	415,200	4,632
Musashi Seimitsu Industry Co. Ltd.	613,500	4,556
KH Neochem Co. Ltd.	240,000	4,389
Pigeon Corp.	110,300	4,288
Obara Group Inc.	133,100	4,282
Mirait Holdings Corp.	309,800	4,268
Giken Ltd.	116,700	4,257

	NGK Insulators Ltd.	337,400	4,193
	Rorze Corp.	80,100	4,118
	Arcs Co. Ltd.	176,000	4,083
	Ichigo Inc.	1,729,630	4,056
	Kyowa Exeo Corp.	165,100	3,901
	Taiyo Yuden Co. Ltd.	119,200	3,779
	As One Corp.	35,000	3,733
	TechnoPro Holdings Inc.	71,800	3,669
	Horiba Ltd.	70,600	3,641
	Fukushima Galilei Co. Ltd.	112,200	3,629
	Ibiden Co. Ltd.	132,400	3,586
	Dip Corp.	187,000	3,519
	Jafco Co. Ltd.	99,500	3,516
*	PeptiDream Inc.	85,900	3,461
	JGC Holdings Corp.	337,300	3,413
	Shinko Electric Industries Co. Ltd.	216,400	3,258
	ASKUL Corp.	104,500	3,166
	Yokogawa Bridge Holdings Corp.	175,600	3,089
	Comture Corp.	116,200	3,070
	Iriso Electronics Co. Ltd.	101,300	3,061
	Ulvac Inc.	103,000	3,056
	Ship Healthcare Holdings Inc.	68,500	2,949
	Bank of Kyoto Ltd.	79,900	2,931
	CKD Corp.	151,900	2,931
	MedPeer Inc.	88,900	2,821
	Warabeya Nichiyo Holdings Co. Ltd.	194,300	2,815
	Jeol Ltd.	96,000	2,686
	Kanto Denka Kogyo Co. Ltd.	333,600	2,612
	MISUMI Group Inc.	110,000	2,603
	SCSK Corp.	50,900	2,591
	Shinmaywa Industries Ltd.	290,000	2,538
	DMG Mori Co. Ltd.	233,300	2,505
*,^	UT Group Co. Ltd.	122,200	2,492
	Japan Material Co. Ltd.	135,400	2,061
	Amada Co. Ltd.	287,100	1,929
	Nihon Parkerizing Co. Ltd.	194,500	1,888
	Taiyo Holdings Co. Ltd.	39,200	1,852
	EPS Holdings Inc.	207,500	1,786
	Ryohin Keikaku Co. Ltd.	141,000	1,699
	Nippon Accommodations Fund Inc.	251	1,620
	Stanley Electric Co. Ltd.	65,900	1,579
^	Nittoku Co. Ltd.	56,900	1,559
	Shiga Bank Ltd.	71,100	1,553
	Comforia Residential REIT Inc.	483	1,513
	San-In Godo Bank Ltd.	317,400	1,484
	Hakuhodo DY Holdings Inc.	127,700	1,402
	Pola Orbis Holdings Inc.	71,200	1,184
*	Lifenet Insurance Co	94,700	1,153
	GMO Payment Gateway Inc.	10,500	1,101
*,^	giftee Inc.	62,800	1,088
	Hitachi Transport System Ltd.	34,900	1,028
	JSP Corp.	79,000	1,025
	Itoham Yonekyu Holdings Inc.	159,700	964
	Japan Airport Terminal Co. Ltd.	26,300	903
	JSR Corp.	39,200	855
	Kumiai Chemical Industry Co. Ltd.	86,800	841
	Tokyo Tatemono Co. Ltd.	77,000	823

	Nichirei Corp.	26,800	765
	Nitta Corp.	35,900	761
	Ichigo Office REIT Investment Corp.	1,086	709
	Fancl Corp.	22,600	652
	Nippon Television Holdings Inc.	59,900	648
	Lasertec Corp.	7,300	645
	Ito En Ltd.	10,700	633
	Mitsubishi UFJ Lease & Finance Co. Ltd.	92,000	390
	NET One Systems Co. Ltd.	9,300	362
	Nitto Boseki Co. Ltd.	7,300	341
^	MEC Co. Ltd.	18,500	335
*	Sansan Inc.	5,800	285
	SUMCO Corp.	17,500	271
	MINEBEA MITSUMI Inc.	16,500	271
*	Freee KK	5,600	252
	Ushio Inc.	20,600	242
	SMS Co. Ltd.	9,700	241
	TPR Co. Ltd.	16,900	205
	Tsugami Corp.	21,300	196
	Rakus Co. Ltd.	8,100	187
	Unipres Corp.	17,700	132
	TechMatrix Corp.	7,200	124
*	Raksul Inc.	4,400	122
*	TeamSpirit Inc.	6,800	117
	CyberAgent Inc.	1,900	107
	Square Enix Holdings Co. Ltd.	1,200	64
			600,173
Kazakhstan (0.0%)
	JSC National Atomic Company Kazatomprom GDR	24,521	357

Luxembourg (0.0%)
*	Addiko Bank AG	70,786	521

Malaysia (0.0%)
	Inari Amertron Bhd.	353,800	179

Mexico (0.4%)
	Grupo Aeroportuario del Pacifico SAB de CV Class B	907,132	6,022
	Megacable Holdings SAB de CV	890,800	2,646
	Orbia Advance Corp. SAB de CV	278,100	440
	Alpek SAB de CV	515,200	405
			9,513
Netherlands (2.0%)
*,1	Basic-Fit NV	426,559	11,102
	Imcd NV	89,229	9,227
*	SIF Holding NV	698,054	8,949
	TKH Group NV	202,167	7,973
	ASM International NV	39,458	6,036
	BE Semiconductor Industries NV	42,516	1,901
*,1	DP Eurasia NV	2,022,017	1,024
	Van Lanschot Kempen NV	52,376	906
*	ProQR Therapeutics NV	120,811	625
*	Argenx SE ADR	2,702	622
	Corbion NV	15,391	591
*	Boskalis Westminster	17,280	326
			49,282

New Zealand (0.7%)
*	Xero Ltd.	172,208	11,038
	Fletcher Building Ltd.	1,872,358	4,209
	Kiwi Property Group Ltd.	2,836,562	2,022
			17,269
Norway (1.8%)
	Kongsberg Gruppen ASA	1,108,292	16,818
	Borregaard ASA	868,467	11,585
*	TOMRA Systems ASA	208,102	8,568
1	Elkem ASA	2,495,175	4,781
	Pexip Holding ASA	189,600	1,750
*	Salmar ASA	11,055	526
*,1	Aker Solutions ASA	158,321	259
*	Bakkafrost P/F	3,053	186
			44,473
Other (1.4%)
*	iShares MSCI EAFE Small-Cap ETF	635,612	34,997

Philippines (0.2%)
	International Container Terminal Services Inc.	2,029,840	3,985
	Bloomberry Resorts Corp.	11,259,400	1,453
			5,438
Russia (0.0%)
*	Mail.Ru Group Ltd. GDR	5,923	156

Singapore (0.2%)
	Venture Corp. Ltd.	303,000	3,957
	Mapletree Industrial Trust	354,200	847
	City Developments Ltd.	94,800	568
	Frasers Centrepoint Trust	213,200	372
	NetLink NBN Trust	283,800	199
			5,943
South Africa (0.0%)
*	PPC Ltd.	231,836	10

South Korea (0.9%)
	Koh Young Technology Inc.	93,602	7,726
^	Douzone Bizon Co. Ltd.	86,375	7,616
	Hanon Systems	504,378	4,224
	Hansol Chemical Co. Ltd.	18,800	2,392
	S&T Motiv Co. Ltd.	9,627	363
	LG Uplus Corp.	34,357	331
	Hankook Tire & Technology Co. Ltd.	12,091	265
	Com2uSCorp	1,025	104
			23,021
Spain (0.8%)
	Prosegur Cia de Seguridad SA	3,063,455	8,141
	Viscofan SA	75,658	5,544
	CIE Automotive SA	218,357	3,454
1	Global Dominion Access SA	302,874	991
*	Melia Hotels International SA	249,673	924
	Ebro Foods SA	26,810	601
*	Arima Real Estate SOCIMI SA	30,670	322
*,1	Unicaja Banco SA	562,862	314
			20,291

Sweden (4.0%)
*	Embracer Group AB Class B	1,205,090	19,369
	Arjo AB	2,595,279	16,094
	Nordic Entertainment Group AB Class B	375,600	15,737
*	Loomis AB Class B	481,181	11,498
^	Intrum AB	399,400	9,576
*	Nibe Industrier AB Class B	286,350	6,890
	Catena AB	121,460	5,014
	Modern Times Group MTG AB Class B	326,700	4,457
	Karnov Group AB	574,900	3,398
*	Cellavision AB	62,294	2,054
*	Trelleborg AB Class B	77,280	1,200
1	Thule Group AB	30,854	918
*	Fastighets AB Balder Class B	14,782	612
	BillerudKorsnas AB	30,902	494
*	Saab AB Class B	11,611	375
*	Indutrade AB	6,954	352
	Sweco AB Class B	3,720	214
*,§	OW Bunker A/S	1,000,000	—
			98,252
Switzerland (2.9%)
	Logitech International SA	194,803	14,210
	Julius Baer Group Ltd.	291,529	12,798
	Comet Holding AG	71,427	11,040
	OC Oerlikon Corp. AG	1,298,007	10,893
	Straumann Holding AG	9,789	9,697
1	VAT Group AG	20,855	3,977
	Tecan Group AG	5,903	2,476
*	Dufry AG	95,050	2,427
	Ascom Holding AG	201,500	2,303
	Cembra Money Bank AG	13,941	1,522
			71,343
Taiwan (2.7%)
	Chroma ATE Inc.	2,715,694	15,261
*	Ennoconn Corp .	1,221,763	10,923
	Delta Electronics Inc.	1,393,000	9,522
	Nien Made Enterprise Co. Ltd.	792,000	8,696
	Voltronic Power Technology Corp.	165,000	5,027
	Realtek Semiconductor Corp.	352,248	4,494
	momo.com Inc.	201,800	4,479
	Accton Technology Corp.	241,603	1,893
	Globalwafers Co. Ltd.	54,000	773
	Airtac International Group	27,000	566
	Formosa Sumco Technology Corp.	120,000	532
	Sino-American Silicon Products Inc.	141,000	471
	Far Eastern New Century Corp.	528,000	462
*	Alchip Technologies Ltd.	16,000	327
	ASMedia Technology Inc.	5,000	316
	ITEQ Corp.	68,000	310
	Parade Technologies Ltd.	7,000	305
	Genius Electronic Optical Co. Ltd.	12,000	278
	Advanced Wireless Semiconductor Co.	82,000	272
*	RichWave Technology Corp.	23,000	211
	LandMark Optoelectronics Corp.	19,000	170
			65,288

United Kingdom (12.6%)
	St. James's Place plc	1,011,700	12,374
	Electrocomponents plc	1,357,300	11,627
	B&M European Value Retail SA	1,908,329	11,473
	Dunelm Group plc	688,775	11,052
	Keywords Studios plc	434,100	10,782
	Bodycote plc	1,337,071	9,756
	Abcam plc	577,130	9,729
	Pets at Home Group plc	2,250,000	9,187
1	ConvaTec Group plc	3,426,230	9,106
	Dechra Pharmaceuticals plc	242,767	9,034
	Halma plc	295,189	8,385
1	Auto Trader Group plc	1,170,000	8,173
	Spectris plc	234,954	7,887
	Grainger plc	2,070,440	7,852
	Hill & Smith Holdings plc	485,633	7,656
	Renishaw plc	118,076	7,479
	UDG Healthcare plc	772,900	7,176
	Segro plc	541,180	6,854
	Beazley plc	1,240,229	6,756
	Safestore Holdings plc	655,682	6,591
	LondonMetric Property plc	2,115,522	6,391
	Telecom Plus plc	354,227	6,227
	Volution Group plc	2,706,289	5,917
	IWG plc	1,928,962	5,799
	QinetiQ Group plc	1,422,179	5,693
	Genus plc	124,038	5,536
	IG Group Holdings plc	551,020	5,266
	Softcat plc	305,802	5,041
	Cranswick plc	103,967	4,842
	Keller Group plc	658,547	4,821
*,1	Network International Holdings plc	895,879	4,729
	Polypipe Group plc	887,900	4,682
	Cairn Homes plc	4,466,352	4,579
	Next plc	63,000	4,447
	HomeServe plc	255,831	4,429
	Melrose Industries plc	3,857,700	4,260
	Howden Joinery Group plc	627,300	4,003
	Ultra Electronics Holdings plc	124,227	3,839
	Derwent London plc	101,506	3,819
	Rotork plc	955,781	3,466
	Hikma Pharmaceuticals plc	120,887	3,387
	Redrow plc	491,982	2,747
	Restaurant Group plc	4,459,698	2,606
	Bunzl plc	90,000	2,578
*,1	Trainline plc	409,737	2,204
	Intermediate Capital Group plc	90,483	1,584
	Photo-Me International plc	2,558,306	1,511
*	Calisen plc	640,337	1,388
*	Ninety One plc	452,729	1,275
*	Breedon Group plc	1,176,359	1,170
*	Smart Metering Systems plc	127,000	1,027
	Tyman plc	362,712	834
	Sanne Group plc	96,768	798
	UNITE Group plc	64,122	787
	Tate & Lyle plc	75,461	642
	SSP Group plc	235,358	632

*	Horizon Discovery Group plc			495,000	629
	Lancashire Holdings Ltd.			58,925	596
	Direct Line Insurance Group plc			152,730	591
	Centamin plc			183,199	490
	AJ Bell plc			83,036	467
	Synthomer plc			109,666	414
	Domino's Pizza Group plc			92,605	385
	KAZ Minerals plc			49,273	344
*	Hyve Group plc			225,829	237
	Berkeley Group Holdings plc			3,339	194
	Travis Perkins plc			13,071	189
	Meggitt plc			53,540	187
*	Cairn Energy plc			105,563	164
	Balfour Beatty plc			50,676	159
1	John Laing Group plc			35,201	136
	Grafton Group plc			12,874	108
	Ferrexpo plc			37,215	86
	Tullow Oil plc			175,845	59
					307,320
United States (0.1%)
	Kosmos Energy Ltd.			37,882	61
*	Merus NV			14,990	205
*	Clarivate plc			39,551	1,094
*	ACM Research Inc. Class A			2,641	253
					1,613
Total Common Stocks (Cost $2,065,671)					2,359,717
		Coupon
Temporary Cash Investments (5.6%)
Money Market Fund (4.9%)
2,3	Vanguard Market Liquidity Fund	0.194%		1,208,431	120,843

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.5%)
	Goldman Sachs & Co.
	(Dated 7/31/20, Repurchase Value
	$12,300,000 collateralized by Government
	National Mortgage Assn. 3.500%, 6/20/48,
	with a value of $12,546,000)	0.080%	8/3/20	12,300	12,300

U.S. Government and Agency Obligations (0.2%)
4	United States Cash Management Bill	0.210%	9/15/20	352	352
4	United States Cash Management Bill	0.116%	9/29/20	2,400	2,400
4	United States Treasury Bill	0.109%	12/31/20	2,032	2,031
					4,783
Total Temporary Cash Investments (Cost $137,916)					137,926
Total Investments (102.2%) (Cost $2,203,587)					2,497,643
Other Assets and Liabilities -Net (-2.2%)					(54,010)
Net Assets (100%)					2,443,633
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $48,077,000.
§ Security value determined using significant unobservable inputs.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutio nal buyers. At July 31, 2020, the aggregate value of these securities was $148,665,000, representing 6.1% of net assets.
2 Collateral of $53,702,000 was received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $3,704,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2020	271	24,574	(494)
MSCI Emerging Markets Index	September 2020	240	12,832	439
				(55)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash inv estments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

International Explorer Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open forwards contracts at July 31, 2020.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

International Explorer Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	102,627	2,257,090	—	2,359,717
Temporary Cash Investments	120,843	17,083	—	137,926
Total	223,470	2,274,173	—	2,497,643
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	630	—	—	630
1 Represents variation margin on the last day of the reporting period.

F. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE All
World ex-US Small-Cap
ETF	22,452	—	23,530	3,677	(2,599)	34	—	—
Vanguard Market
Liquidity Fund	173,092	NA1	NA1	18	(5)	693	—	120,843
Total	195,544			3,695	(2,604)	727	—	120,843
1 Not applicable —purchases and sales are for temporary cash investment purposes.